Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Financial assets:
Derivative financial instruments	¥ 5,458,185	¥ 6,279,801
Financial liabilities:
Derivative financial instruments	4,604,721	5,555,201
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member]
Financial assets:
Derivative financial instruments	5,458,185	6,279,801
Investment securities at fair value through other comprehensive income	24,289,757	21,543,615
Financial liabilities:
Derivative financial instruments	4,604,721	5,555,201
Others	(9,252)	(57,549)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,388,411	2,043,784
Financial liabilities:
Derivative financial instruments	1,264,331	1,894,461
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	54,476	91,166
Financial liabilities:
Derivative financial instruments	85,174	143,084
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	19,882	16,502
Financial liabilities:
Derivative financial instruments	21,761	20,552
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	17,158	38,014
Investment securities at fair value through other comprehensive income	422,669	407,390
Financial liabilities:
Derivative financial instruments	37,526	78,771
Others	(15,669)	(51,015)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	88,471
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	326	1,148
Financial liabilities:
Derivative financial instruments	2,993	3,863
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	621	11,667
Financial liabilities:
Derivative financial instruments	7,006	31,236
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	14,508	24,516
Financial liabilities:
Derivative financial instruments	27,288	42,246
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	1,703	683
Financial liabilities:
Derivative financial instruments	239	1,426
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	550,635	562,823
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	23,637	21,116
Investment securities at fair value through other comprehensive income	¥ 422,669	¥ 407,390
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	15.00%	9.00%
Quanto correlation	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	98.00%	100.00%
Quanto correlation	30.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	27.00%	26.00%
Foreign exchange volatility	9.00%	7.00%
Quanto correlation	7.00%	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	98.00%	98.00%
Foreign exchange volatility	29.00%	26.00%
Quanto correlation	50.00%	52.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility		9.00%
Volatility	17.00%	12.00%
Equity to equity correlation	31.00%	32.00%
Quanto correlation	(39.00%)	(39.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility		14.00%
Volatility	97.00%	113.00%
Equity to equity correlation	97.00%	96.00%
Quanto correlation	38.00%	(4.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	47.00%	47.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	97.00%	80.00%
Foreign exchange volatility	10.00%	12.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Foreign exchange volatility	23.00%	28.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	26.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
Loss given default rate	5.00%	5.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	38.00%	39.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	8.8	10.4
Price/Book value multiple	0.2	0.2
EV/EBITDA multiple	5.8	4.7
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	34.3	35.4
Price/Book value multiple	3.0	2.1
EV/EBITDA multiple	14.0	16.3
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	34.00%
Interest rate to interest rate correlation	27.00%
Quanto correlation	(39.00%)
Volatility	17.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	93.00%
Interest rate to interest rate correlation	98.00%
Quanto correlation	45.00%
Volatility	44.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (15,669)	¥ (51,015)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	31.00%	31.00%
Interest rate to interest rate correlation	15.00%	9.00%
Quanto correlation	(34.00%)	(39.00%)
Volatility	17.00%	12.00%
Foreign exchange volatility	10.00%	7.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	97.00%	96.00%
Interest rate to interest rate correlation	99.00%	100.00%
Quanto correlation	61.00%	67.00%
Volatility	51.00%	74.00%
Foreign exchange volatility	29.00%	28.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%